April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Value Active ETF | BLCV | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.9%
Boeing Co. (The)(a)	35,156	$8,051,779
L3Harris Technologies, Inc.	14,416	4,621,049
RTX Corp.	15,575	2,742,290
		15,415,118
Air Freight & Logistics — 2.8%
FedEx Corp.	22,387	9,028,901
Automobile Components — 1.8%
Aptiv PLC(a)	77,994	4,699,918
Versigent PLC(a)	25,998	909,150
		5,609,068
Banks — 7.1%
Citigroup, Inc.	55,701	7,128,614
First Citizens BancShares, Inc., Class A	2,835	5,624,129
Wells Fargo & Co.	118,934	9,779,943
		22,532,686
Beverages — 2.2%
Keurig Dr. Pepper, Inc.	233,217	6,856,580
Broadline Retail — 3.3%
Amazon.com, Inc.(a)	39,687	10,519,436
Building Products — 1.5%
Fortune Brands Innovations, Inc.	117,049	4,745,166
Capital Markets — 5.4%
Charles Schwab Corp.(The)	94,244	8,636,520
Intercontinental Exchange, Inc.	52,645	8,322,648
		16,959,168
Chemicals — 2.3%
PPG Industries, Inc.	66,840	7,252,140
Consumer Finance — 1.5%
Capital One Financial Corp.	24,937	4,770,448
Consumer Staples Distribution & Retail — 1.7%
Dollar General Corp.	46,543	5,393,403
Containers & Packaging — 1.1%
Crown Holdings, Inc.	36,125	3,551,449
Diversified Telecommunication Services — 1.5%
Comcast Corp., Class A	110,764	2,995,059
Verizon Communications, Inc.	35,939	1,726,150
		4,721,209
Electric Utilities — 1.9%
Evergy, Inc.	71,018	5,883,131
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	33,618	4,602,640
Entertainment — 1.9%
Walt Disney Co.(The)	56,895	5,902,856
Financial Services — 0.5%
Fidelity National Information Services, Inc.	35,369	1,645,720
Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	311,883	5,482,903
Medtronic PLC	77,474	6,273,070
		11,755,973
Health Care Providers & Services — 6.2%
Cardinal Health, Inc.	34,106	6,578,365
Security	Shares	Value
Health Care Providers & Services (continued)
CVS Health Corp.	99,104	$8,254,372
Elevance Health, Inc.	12,496	4,703,745
		19,536,482
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc., Class A	102,088	1,909,046
Industrial REITs — 1.3%
Rexford Industrial Realty, Inc.	116,667	4,187,179
Insurance — 2.4%
American International Group, Inc.	27,237	2,037,328
Arthur J Gallagher & Co.	11,881	2,452,238
Fidelity National Financial, Inc.	60,853	3,182,612
		7,672,178
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A	20,663	7,951,123
Alphabet, Inc., Class C, NVS	13,379	5,109,975
Meta Platforms, Inc., Class A	8,344	5,105,777
		18,166,875
Leisure Products — 1.8%
Hasbro, Inc.	60,638	5,811,546
Machinery — 0.9%
PACCAR, Inc.	24,312	2,888,266
Multi-Utilities — 3.0%
Dominion Energy, Inc.	58,189	3,753,190
DTE Energy Co.	38,078	5,776,052
		9,529,242
Oil, Gas & Consumable Fuels — 6.3%
BP PLC, ADR	125,852	5,962,868
Chevron Corp.	25,708	4,969,613
Enterprise Products Partners LP	95,775	3,706,492
EQT Corp.	88,935	5,343,215
		19,982,188
Pharmaceuticals — 2.3%
Johnson & Johnson	9,216	2,118,297
Merck & Co., Inc.	48,554	5,301,126
		7,419,423
Professional Services — 0.5%
SS&C Technologies Holdings, Inc.	22,620	1,567,566
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	12,002	4,734,669
Nvidia Corp.	8,310	1,658,426
Texas Instruments, Inc.	24,648	6,928,060
		13,321,155
Software — 4.0%
Microsoft Corp.	25,866	10,547,637
Workday, Inc., Class A(a)	18,355	2,246,652
		12,794,289
Specialized REITs — 0.7%
Crown Castle, Inc.	25,460	2,260,339
Specialty Retail — 0.9%
Home Depot, Inc.(The)	9,062	2,979,586
Technology Hardware, Storage & Peripherals — 6.0%
Hewlett Packard Enterprise Co.	133,179	3,831,560
Western Digital Corp.	34,725	15,088,707
		18,920,267

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 2.4%
British American Tobacco PLC, ADR, NVS	127,825	$7,516,110
Trading Companies & Distributors — 3.6%
WESCO International, Inc.	33,130	11,566,346
Total Long-Term Investments — 99.4% (Cost: $286,429,584)		315,173,175
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(c)	1,710,000	1,710,000
Total Short-Term Securities — 0.6% (Cost: $1,710,000)		1,710,000
Total Investments — 100.0% (Cost: $288,139,584)		316,883,175
Other Assets Less Liabilities — 0.0%		155,776
Net Assets — 100.0%		$317,038,951

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$0 (b)	$—	$—	$—	—	$108 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,210,000	500,000 (b)	—	—	—	1,710,000	1,710,000	35,239	—
				$—	$—	$1,710,000		$35,347	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Large Cap Value Active ETF

Fair Value Hierarchy as of Period End (continued)
the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$315,173,175	$—	$—	$315,173,175
Short-Term Securities
Money Market Funds	1,710,000	—	—	1,710,000
	$316,883,175	$—	$—	$316,883,175

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares